Other financial liabilities (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 1,136,664,546	$ 857,114,547
Fixed Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	538,489,844	450,071,914
Fixed Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	12,405,293	20,784,275
Fixed Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	162,884,754	84,907,728
Fixed Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	348,003,482	332,479,791
Fixed Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	2,128,801	966
Fixed Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	202,988
Fixed Interest Rate | Boliviano [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	13,067,514	11,696,166
Variable Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	8,250,670
Variable Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	8,250,670
Variable Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 0	$ 0